Shareholder Fees	0 Months Ended
Nov. 01, 2011
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	5.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	5.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	5.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	5.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	5.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	5.00%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Short-Term Municipal Bond Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Intermediate Tax/AMT-Free Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Municipal Bond Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Ultra Short-Term Municipal Income Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Wisconsin Tax-Free Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Short-Term Municipal Bond Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Intermediate Tax/AMT-Free Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Municipal Bond Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Ultra Short-Term Municipal Income Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF North Carolina Tax-Free Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Pennsylvania Tax-Free Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Short-Term Municipal Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Intermediate Tax/AMT-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Municipal Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Ultra Short-Term Municipal Income Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Tax-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Colorado Tax-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Minnesota Tax-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Strategic Municipal Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none